DESCRIPTION OF BUSINESS (Details) (USD $)				12 Months Ended	24 Months Ended		69 Months Ended
	Dec. 31, 2013 Rate	May 13, 1994 Rate vessel entities	Apr. 02, 2006 Front Voyager Chevron	Dec. 31, 2010 Front Voyager Front Voyager Inc	Mar. 31, 2010 Front Voyager Front Voyager Inc	Mar. 31, 2008 Front Voyager Front Voyager Inc	Dec. 31, 2013 Front Voyager Front Voyager Inc	Apr. 01, 2010 Front Voyager Front Voyager Inc	Mar. 15, 2010 Front Voyager Front Voyager Inc	Apr. 02, 2009 Front Voyager Front Voyager Inc	Apr. 02, 2006 Front Voyager Front Voyager Inc
Vessel [Line Items]
Number of other subsidiaries in the Calpetro Group		2
Number of vessels owned by group		4
Termination Fee Paid			$ 5,050,000					$ 4,900,000
Initial Charter Period						2 years
Optional Annual Charter Periods							7 years
Optional Charter Period Accepted					1 year
Charterhire Payable Initial Period											5,050,000
Charterhire Payable Second Period										1,800,000
Termination Fee Income				2,600,000
Sale Proceeds									8,300,000
Frontline Investment In ITCL	82.47%
Serial First Preferred Mortgage Notes Issued by CPTC		167,500,000
First Preferred Mortgage Notes Issued by CPTC		117,900,000
First Preferred Mortgage Note Percentage		8.52%
Serial Loans Allocated to Company		27,640,000
Term Loans Allocated to Company		$ 12,744,000